Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenue	$ 1,940,182	$ 2,776,768	$ 3,195,221
Expenses
Selling, general and administrative	1,200,766	1,368,153	1,364,735
Amortization – intangibles		1,051,928	1,003,485
Bad debt (recovery)	(293,379)	732,254
Direct costs	271,020	225,618	385,384
Development costs	481,992	2,692,009
Share-based payments	162,489	371,513
Loss on acquisition		80,818
Impairment loss – goodwill		139,618
Impairment loss – intangible assets		1,948,082
Depreciation – property and equipment	18,369	6,644	7,297
Total Expenses	1,841,257	8,616,636	2,760,902
Income /(Loss) from Operations	(104,156)	(5,839,869)	434,319
Net Finance Charges
Interest expense	51,898	53,709	35,768
Foreign exchange loss (gain)	(38,351)	189,783	146,599
Profit / (Loss) Before Income Tax	85,378	(6,083,360)	251,952
Income tax expense	189,534	178,022	187,705
Net Profit / (Loss) for the Year	(104,156)	(6,261,382)	64,247
Other Comprehensive Income
Items that may be subsequently transferred to net profit (loss). Exchange gain (loss) on translating foreign operations	32,202	(1,410)	60,173
Total Comprehensive Income (Loss)	$ (71,954)	$ (6,262,792)	$ 124,420
Earnings (Loss) per Share
Basic (in CAD per share)	$ 0	$ (0.18)	$ 0
Diluted (in CAD per share)	$ 0	$ (0.18)	$ 0
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,192	35,529,192	33,987,383
Diluted (in shares)	35,529,192	35,529,192	34,951,693